Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Reporting Entity

Reporting entity

Kindred Healthcare, Inc. is a healthcare services company that through its subsidiaries operates transitional care (“TC”) hospitals, a home health and hospice business, inpatient rehabilitation hospitals (“IRFs”), a contract rehabilitation services business, nursing centers and assisted living facilities across the United States (collectively, the “Company” or “Kindred”).

Basis of Presentation

Basis of presentation

The consolidated financial statements include all subsidiaries that the Company controls, including variable interest entities for which the Company is the primary beneficiary. All intercompany transactions have been eliminated.

The Company has completed several transactions related to the divestiture of unprofitable hospitals and nursing centers to improve its future operating results. For accounting purposes, the operating results of these businesses and the losses or impairments associated with these transactions have been classified as discontinued operations in the accompanying consolidated statement of operations for all periods presented. Assets not sold at December 31, 2014 have been measured at the lower of carrying value or estimated fair value less costs of disposal and have been classified as held for sale in the accompanying consolidated balance sheet. See Notes 4 and 5.

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include amounts based upon the estimates and judgments of management. Actual amounts may differ from those estimates.

Recently Issued Accounting Requirements

Recently issued accounting requirements

In February 2015, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance which changes the evaluation of certain legal entities for consolidation. Specifically, the amendments (i) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (“VIEs”) or voting interest entities, (ii) eliminate the presumption that a general partner should consolidate a limited partnership, (iii) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships and (iv) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities in certain investment funds. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted for all entities. The amendments are not expected to have an impact on the Company’s business, financial position, results of operations or liquidity.

In January 2015, the FASB issued authoritative guidance to eliminate from generally accepted accounting principles the concept of extraordinary items. The FASB issued this update as part of its initiative to reduce complexity in accounting standards, also referred to as the Simplification Initiative. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted for all entities. The amendments will not have an impact on the Company’s business, financial position, results of operations or liquidity.

In August 2014, the FASB issued authoritative guidance requiring management to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern and to provide disclosures in certain circumstances. The ASU is effective for annual and interim periods beginning after December 15, 2016. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In June 2014, the FASB issued authoritative guidance which changes the requirements for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. This guidance is effective for annual and interim periods beginning on or after December 15, 2015. The adoption of this standard is not expected to have a material impact on the Company’s business, financial position, net income or liquidity.

In May 2014, the FASB issued authoritative guidance which changes the requirements for recognizing revenue when entities enter into contracts with customers. Under the new provisions, an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. It also requires more detailed disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This guidance is effective for annual and interim periods beginning on or after December 15, 2016 and early adoption is not permitted. The Company is still assessing this guidance.

NOTE 1 – ACCOUNTING POLICIES (Continued)

Recently issued accounting requirements (Continued)

In April 2014, the FASB issued authoritative guidance which changes the requirements for reporting discontinued operations. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component or group of components meets the criteria to be classified as held for sale, (2) the component or group of components is disposed of by sale, or (3) the component or group of components is disposed of other than by sale (for example, abandonment). The entity shall present separately, for each comparative period, the assets and liabilities of the discontinued operation in the statement of financial position. In addition to the required disclosures for discontinued operations, entities also will be required to provide disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation in the financial statements. The guidance also states an entity shall expand disclosures about significant continuing involvement with a discontinued operation, until the results of operations of the discontinued operation are no longer presented in the statement of operations. The guidance is applicable prospectively for all disposals that occur within annual periods beginning on or after December 15, 2014 and early adoption is permitted. The adoption of the guidance is not expected to have a material impact on the Company’s business, financial position, net income or liquidity but may have a material impact on the Company’s income from continuing operations if planned or completed disposals of components of the Company’s business do not qualify for discontinued operations under the new guidance.

Reclassifications

Reclassifications

General and administrative expenses have been presented separately on the statement of operations for all periods presented. Historically, these expenses were included in three line items of the Company’s statement of operations: (i) salaries, wages and benefits, (ii) supplies and (iii) other operating expenses. The Company will continue to present separate line items for salaries, wages and benefits, supplies and other operating expenses as components of the Company’s cost of services.

Certain prior year amounts have been reclassified to conform with the current year presentation.

Revenues

Revenues

Revenues are recorded based upon estimated amounts due from patients and third party payors for healthcare services provided, including anticipated settlements under reimbursement agreements with Medicare, Medicaid, Medicare Advantage and other third party payors. Revenues under third party agreements are subject to examination and retroactive adjustment. Provisions for estimated third party adjustments are provided in the period the related services are rendered. Differences between the amounts accrued and subsequent settlements are recorded in the periods the interim or final settlements are determined.

A summary of revenues by payor type follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Medicare	$2,087,261	$1,990,736	$2,022,835
Medicaid	601,645	541,614	526,342
Medicare Advantage	374,431	363,520	348,112
Medicaid Managed	127,707	83,347	84,680
Other	2,051,812	1,999,173	2,008,755
	5,242,856	4,978,390	4,990,724
Eliminations	(215,257)	(203,155)	(197,382)
	$5,027,599	$4,775,235	$4,793,342

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less when purchased. The Company reclassifies outstanding checks in excess of funds on deposit. As of December 31, 2014, $43.5 million was reclassified to accounts payable and $3.3 million was reclassified to salaries, wages and other compensation. As of December 31, 2013, $41.7 million was reclassified to accounts payable and $4.0 million was reclassified to salaries, wages and other compensation.

Insurance Subsidiary Investments

Insurance subsidiary investments

The Company maintains investments for the payment of claims and expenses related to professional liability and workers compensation risks. These investments have been categorized as available-for-sale and are reported at fair value. The fair value of publicly traded debt and equity securities and money market funds are based upon quoted market prices or observable inputs such as interest rates using either a market or income valuation approach. Since the Company’s insurance subsidiary investments are restricted for a limited purpose, they are classified in the accompanying consolidated balance sheet based upon the expected current and long-term cash requirements of the limited purpose insurance subsidiary.

The Company follows the authoritative guidance related to the meaning of other-than-temporary impairment and its application to certain investments to assess whether the Company’s investments with unrealized loss positions are other-than-temporarily impaired. Unrealized gains and losses, net of deferred income taxes, are reported as a component of accumulated other comprehensive income (loss). Realized gains and losses and declines in value judged to be other-than-temporary are determined using the specific identification method and are reported in the Company’s statement of operations. See Note 10.

Accounts Receivable

Accounts receivable

Accounts receivable consist primarily of amounts due from the Medicare and Medicaid programs, other government programs, managed care health plans, commercial insurance companies, skilled nursing and hospital customers, and individual patients and customers. Estimated provisions for doubtful accounts are recorded to the extent it is probable that a portion or all of a particular account will not be collected.

In evaluating the collectibility of accounts receivable, the Company considers a number of factors, including the age of the accounts, changes in collection patterns, the composition of patient accounts by payor type, the status of ongoing disputes with third party payors and general industry conditions. Actual collections of accounts receivable in subsequent periods may require changes in the estimated provision for loss. Changes in these estimates are charged or credited to the results of operations in the period of change. Based upon improved cash collections in the Company’s Kindred Rehabilitation Services division (formerly known as the rehabilitation division), the Company recognized a change in estimate that reduced the provision for doubtful accounts by $8.4 million in 2012.

The provision for doubtful accounts totaled $31.1 million for 2014, $25.9 million for 2013 and $9.6 million for 2012.

Due to Third Party Payors

Due to third party payors

The Company’s hospitals and nursing centers are required to submit cost reports at least annually to various state and federal agencies administering the respective reimbursement programs. In many instances, interim cash payments to the Company are only an estimate of the amount due for services provided. Any overpayment to the Company arising from the completion of a cost report is recorded as a liability.

Inventories	Inventories Inventories consist primarily of pharmaceutical and medical supplies and are stated at the lower of cost (first-in, first-out) or market.
Property and Equipment

Property and equipment

Property and equipment is carried at cost less accumulated depreciation. Depreciation expense, computed by the straight-line method, was $133.9 million for 2014, $130.8 million for 2013 and $136.1 million for 2012. These amounts include amortization of assets recorded under capital leases. Depreciation rates for buildings range generally from 20 to 45 years. Leasehold improvements are depreciated over their estimated useful lives or the remaining lease term, whichever is shorter. Estimated useful lives of equipment vary from five to 15 years. Depreciation expense is not recorded for property and equipment classified as held for sale.

Interest costs incurred during the construction of the Company’s development projects are capitalized. Capitalized interest for the year ended December 31, 2014 was immaterial. Capitalized interest for the years ended December 31, 2013 and 2012 was $0.1 million and $2.4 million, respectively. Repairs and maintenance are expensed as incurred.

The Company separates capital expenditures into two categories, routine and development, in the accompanying consolidated statement of cash flows. Purchases of routine property and equipment include expenditures at existing facilities that generally do not result in increased capacity or the expansion of services. Development capital expenditures include expenditures for the development of new facilities or the expansion of services or capacity at existing facilities.

Long-lived Assets

Long-lived assets

The Company reviews the carrying value of certain long-lived assets and finite lived intangible assets with respect to any events or circumstances that indicate an impairment or an adjustment to the amortization period is necessary. If circumstances suggest that the recorded amounts cannot be recovered based upon estimated future undiscounted cash flows, the carrying values of such assets are reduced to fair value.

In assessing the carrying values of long-lived assets, the Company estimates future cash flows at the lowest level for which there are independent, identifiable cash flows. For this purpose, these cash flows are aggregated based upon the contractual agreements underlying the operation of the facility or group of facilities. Generally, an individual facility for hospitals or nursing centers, RehabCare (formerly known as skilled nursing rehabilitation services) reporting unit, Kindred Hospital Rehabilitation Services (formerly known as hospital rehabilitation services) reporting unit or locations within the Kindred at Home division (formerly known as the care management division) are considered the lowest level for which there are independent, identifiable cash flows. However, to the extent that groups of facilities are leased under a master lease agreement in which the operations of a facility and compliance with the lease terms are interdependent upon other facilities in the agreement (including the Company’s ability to renew the lease or divest a particular property), the Company defines the group of facilities under a master lease agreement as the lowest level for which there are independent, identifiable cash flows. Accordingly, the estimated cash flows of all facilities within a master lease agreement are aggregated for purposes of evaluating the carrying values of long-lived assets.

Losses associated with the disposition or planned disposition of long-lived assets for the three years ended December 31, 2014 are discussed in Note 4.

On July 29, 2011, the Centers for Medicare and Medicaid Services (“CMS”) issued final rules which, among other things, significantly reduced Medicare payments to nursing centers and changed the reimbursement for the provision of group rehabilitation therapy services to Medicare beneficiaries beginning October 1, 2011 (the “2011 CMS Rules”). In connection with the 2011 CMS Rules, the Company determined that the impact of the 2011 CMS Rules was a triggering event in the third quarter of 2011 and accordingly tested the recoverability of nursing center property and equipment asset groups impacted by the reduced Medicare payments. The Company recorded pretax impairment charges aggregating $1.1 million ($0.7 million net of income taxes) for the year ended December 31, 2013 and $1.0 million ($0.6 million net of income taxes) for the year ended December 31, 2012 of property and equipment expended to reflect the amount by which the carrying value of certain assets exceeded their estimated fair value. The impairment charges did not impact the Company’s cash flows or liquidity.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill and indefinite-lived intangible assets primarily originated from business combinations accounted for as purchase transactions. Indefinite-lived intangible assets consist of trade names, Medicare certifications and certificates of need.

A summary of goodwill by reporting unit follows (in thousands):

	Hospitals		Home health	Hospice		Hospital rehabilitation services		RehabCare		Nursing		Total
Balances, December 31, 2012		$747,065	$99,317		$26,865		$168,019	$	−	$	−	$1,041,266
Acquisitions		2,546	89,605		105		5,315		−		−	97,571
Dispositions (See Note 4)		(70,131)	−		−		−		−		−	(70,131)
Impairment charges		−	(76,082)		−		−		−		−	(76,082)
Other (1)		−	(462)		(60)		−		−		−	(522)
Balances, December 31, 2013		679,480	112,378		26,910		173,334		−		−	992,102
Acquisitions		−	983		−		−		−		−	983
Other (1)		−	4,228		−		284		−		−	4,512
Balances, December 31, 2014		$679,480	$117,589		$26,910		$173,618	$	−	$	−	$997,597
Accumulated impairment charges:
December 31, 2013	$	−	$(76,082)	$	−	$	−		$(153,898)		$(6,080)	$(236,060)
December 31, 2014	$	−	$(76,082)	$	−	$	−		$(153,898)		$(6,080)	$(236,060)
(1)	Other consists primarily of non-cash adjustments related to acquisitions within the measurement period.

NOTE 1 – ACCOUNTING POLICIES (Continued)

Goodwill and intangible assets (Continued)

In accordance with the authoritative guidance for goodwill and other intangible assets, the Company is required to perform an impairment test for goodwill and indefinite-lived intangible assets at least annually or more frequently if adverse events or changes in circumstances indicate that the asset may be impaired.

The Company performs its annual goodwill impairment test at the end of each fiscal year for each of its reporting units. A reporting unit is either an operating segment or one level below the operating segment, referred to as a component. When the components within the Company’s operating segments have similar economic characteristics, the Company aggregates the components of its operating segments into one reporting unit. Accordingly, the Company has determined that its reporting units are hospitals, home health, hospice, Kindred Hospital Rehabilitation Services (formerly known as hospital rehabilitation services), RehabCare (formerly known as skilled nursing rehabilitation services) and nursing centers as of December 31, 2014. The home health and hospice reporting units are included in the Kindred at Home division (formerly known as the care management division).

In connection with the preparation of the Company’s operating results for the fourth quarter of 2013, the Company determined that the impact of regulatory changes announced on November 22, 2013 related to the Company’s home health reporting unit was an impairment triggering event. The regulatory changes resulted from action by CMS to, among other changes, rebase home health payment rates by reducing the national standardized 60 day episode payment rate by approximately 2.8% in each of the next four years beginning January 1, 2014. The Company tested the recoverability of the home health reporting unit goodwill, other intangible assets and long-lived assets. The Company recorded a pretax impairment charge aggregating $76.1 million ($58.3 million net of income taxes) in the fourth quarter of 2013 to reflect the amount by which the carrying value of its home health reporting unit goodwill exceeded the estimated fair value. The Company determined that other intangible assets and long-lived assets in the home health reporting unit were not impaired.

In connection with the preparation of the Company’s operating results for the fourth quarter of 2012, the Company determined that the impact of regulatory changes related to the Company’s RehabCare reporting unit was a triggering event in the fourth quarter of 2012, simultaneously with the Company’s annual impairment test. The regulatory changes included a new pre-payment manual medical review process for certain Medicare Part B services exceeding $3,700 which became effective October 1, 2012 and new rules which became effective April 1, 2013 under the American Taxpayer Relief Act of 2012 (the “Taxpayer Relief Act”) that reduced Medicare Part B payments by an additional 25% for subsequent procedures when multiple therapy services are provided on the same day. The Company tested the recoverability of its RehabCare reporting unit goodwill, other intangible assets and long-lived assets. The Company recorded a pretax impairment charge aggregating $107.9 million ($101.6 million net of income taxes) (which represented the entire RehabCare reporting unit goodwill) in the fourth quarter of 2012 to reflect the amount by which the carrying value of goodwill exceeded the estimated fair value. The Company determined that other intangible assets and long-lived assets in the RehabCare reporting unit were not impaired.

None of the previously discussed impairment charges impacted the Company’s cash flows or liquidity.

The goodwill impairment test involves a two-step process. The first step is a comparison of each reporting unit’s fair value to its carrying value. If the carrying value of the reporting unit is greater than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment loss, if any. Based upon the results of the step one impairment test for goodwill for the Company’s hospitals, Kindred Hospital Rehabilitation Services, home health and hospice reporting units for the year ended December 31, 2014, no impairment charges were recorded. Based upon the results of the step one impairment test for goodwill for hospitals, Kindred Hospital Rehabilitation Services and hospice reporting units for the year ended December 31, 2013, no goodwill impairment charges were recorded in connection with the Company’s annual impairment test. Based upon the results of the step one impairment test for goodwill for the Company’s hospitals, Kindred Hospital Rehabilitation Services, home health and hospice reporting units for the year ended December 31, 2012, no impairment charges were recorded.

Since quoted market prices for the Company’s reporting units are not available, the Company applies judgment in determining the fair value of these reporting units for purposes of performing the goodwill impairment test. The Company relies on widely accepted valuation techniques, including discounted cash flow and market multiple analyses approaches, which capture both the future income potential of the reporting unit and the market behaviors and actions of market participants in the industry that includes the reporting unit. These types of analyses require the Company to make assumptions and estimates regarding future cash flows, industry-specific economic factors and the profitability of future business strategies. The discounted cash flow approach uses a projection of estimated operating results and cash flows that are discounted using a weighted average cost of capital. Under the discounted cash flow approach, the projection uses management’s best estimates of economic and market conditions over the projected period for each reporting unit including growth rates in the number of admissions, patient days, reimbursement rates, operating costs, rent expense and

NOTE 1 – ACCOUNTING POLICIES (Continued)

Goodwill and intangible assets (Continued)

capital expenditures. Other significant estimates and assumptions include terminal value growth rates, changes in working capital requirements and weighted average cost of capital. The market multiple analysis estimates fair value by applying cash flow multiples to the reporting unit’s operating results. The multiples are derived from comparable publicly traded companies with similar operating and investment characteristics to the reporting units.

The Company has determined that there was no other goodwill or other intangible asset impairments as of December 31, 2014. However, adverse changes in the operating environment and related key assumptions used to determine the fair value of the Company’s reporting units and indefinite-lived intangible assets or declines in the value of the Company’s Common Stock (as defined) may result in future impairment charges for a portion or all of these assets. Specifically, if the rate of growth of government and commercial revenues earned by the Company’s reporting units were to be less than projected or if healthcare reforms were to negatively impact the Company’s business, an impairment charge of a portion or all of these assets may be required. An impairment charge could have a material adverse effect on the Company’s business, financial position and results of operations, but would not be expected to have an impact on the Company’s cash flows or liquidity.

The Company’s indefinite-lived intangible assets consist of trade names, Medicare certifications and certificates of need. The fair values of the Company’s indefinite-lived intangible assets are derived from current market data, including comparable sales or royalty rates, and projections at a facility or location level which include management’s best estimates of economic and market conditions over the projected period. Significant assumptions include growth rates in the number of admissions, patient days, reimbursement rates, operating costs, rent expense, capital expenditures, terminal value growth rates, changes in working capital requirements and weighted average cost of capital.

Based upon the results of the annual impairment test for indefinite-lived intangible assets discussed above for the years ended December 31, 2014, 2013 and 2012, no impairment charges were recorded.

Losses associated with the disposition or planned disposition of indefinite-lived intangible assets for the year ended December 31, 2013 are discussed in Note 4.

The annual impairment tests for certain of the Company’s indefinite-lived intangible assets are performed as of May 1, July 1, September 1, October 1 and November 30 while all others are performed as of December 31. No impairment charges were recorded in connection with the annual impairment tests at each of these dates in 2014.

The Company’s intangible assets include both finite and indefinite-lived intangible assets. The Company’s intangible assets with finite lives are amortized in accordance with the authoritative guidance for goodwill and other intangible assets using the straight-line method over their estimated useful lives ranging from two to 20 years.

Amortization expense computed by the straight-line method totaled $21.7 million for 2014, $22.1 million for 2013 and $22.0 million for 2012.

The estimated annual amortization expense for the next five years for intangible assets at December 31, 2014 follows (in thousands):

2015	$20,025
2016	17,651
2017	15,809
2018	15,087
2019	15,067

NOTE 1 – ACCOUNTING POLICIES (Continued)

Goodwill and intangible assets (Continued)

A summary of intangible assets at December 31 follows (in thousands):

	2014					2013
	Cost	Accumulated amortization		Carrying value	Weighted average life	Cost	Accumulated amortization		Carrying value	Weighted average life
Non-current:
Trade names (indefinite life)	$115,400	$	−	$115,400		$115,400	$	−	$115,400
Medicare certifications (indefinite life)	91,244		−	91,244		94,407		−	94,407
Certificates of need (indefinite life)	28,757		−	28,757		26,167		−	26,167
Non-compete agreements	3,277		(1,963)	1,314	4 years	5,496		(2,969)	2,527	3 years
Leasehold interests	370		(257)	113	6 years	370		(195)	175	6 years
Trade names	28,334		(12,928)	15,406	8 years	29,434		(9,384)	20,050	8 years
Customer relationship assets	201,361		(52,895)	148,466	14 years	204,240		(39,663)	164,577	14 years
	$468,743		$(68,043)	$400,700		$475,514		$(52,211)	$423,303

Insurance Risks

Insurance risks

Provisions for loss for professional liability risks and workers compensation risks are based upon management’s best available information including actuarially determined estimates. The provisions for loss related to professional liability risks retained by the Company’s wholly owned limited purpose insurance subsidiary are discounted based upon actuarial estimates of claim payment patterns. Provisions for loss related to workers compensation risks retained by the Company’s limited purpose insurance subsidiary are not discounted. To the extent that expected ultimate claims costs vary from historical provisions for loss, future earnings will be charged or credited. See Notes 5 and 9.

Earnings Per Common Share

Earnings per common share

Earnings per common share are based upon the weighted average number of common shares outstanding during the respective periods. The diluted calculation of earnings per common share includes the dilutive effect of stock options, performance-based restricted shares and tangible equity units. The Company follows the provisions of the authoritative guidance for determining whether instruments granted in share-based payment transactions are participating securities for purposes of calculating earnings per common share. See Note 6.

Derivative Financial Instruments

Derivative financial instruments

In December 2011, the Company entered into two interest rate swap agreements to hedge its floating interest rate risk. In March 2014, the Company entered into an additional interest rate swap agreement to hedge its floating interest rate risk. The Company accounts for derivative financial instruments in accordance with the authoritative guidance for derivatives and hedging. These derivative financial instruments are recognized as liabilities in the accompanying consolidated balance sheet and are measured at fair value. The Company’s derivatives are designated as cash flow hedges. See Note 18.

The interest rate swaps were assessed for hedge effectiveness for accounting purposes and the Company determined the interest rate swaps qualify for cash flow hedge accounting at December 31, 2014. However, an amendment completed in May 2013 to the Company’s Prior Term Loan Facility (as defined) reduced the London Interbank Offered Rate (“LIBOR”) floor from 1.5% to 1.0%, therefore some partial ineffectiveness will result through the expiration of the interest rate swap agreement that was entered into in December 2011. The Company records the effective portion of the gain or loss on the derivative financial instrument in accumulated other comprehensive income (loss) as a component of stockholders equity and records the ineffective portion of the gain or loss on the derivative financial instrument as interest expense. See Note 12.

Stock Option Accounting	Stock option accounting The Company recognizes compensation expense in its consolidated financial statements using a Black-Scholes option valuation model for non-vested stock options. See Note 15.
Other Information	Other information The Company has performed an evaluation of subsequent events through the date on which the financial statements were issued.